Lease (Schedule of Operating Lease Income) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Leases [Abstract]
Operating lease income	$ 1,564
Other information:
Operating cash flows from operating leases as lessor	$ 1,552